OTHER LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net (Excluding Goodwill) [Abstract]
OTHER LONG-TERM ASSETS	OTHER LONG-TERM ASSETS

at December 31	2023	2022
(millions of Canadian $)

Deferred income tax assets (Note 20)	1,332	1,070
Employee post-retirement benefits (Note 28)	518	563
Long-term contract assets (Note 6)	457	355
Capital projects in development	237	99
Fair value of derivative contracts (Note 29)	155	91
Keystone XL contractual recoveries (Note 7)	34	44
Keystone environmental provision recovery (Note 18)	33	240
Other	252	323
	3,018	2,785